Related party disclosures	6 Months Ended
Jun. 30, 2021
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Related party disclosures
12. Related party disclosures
Transactions between the parent and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.
Employee benefit trust
In 2016 the Company set up an Employee Benefit Trust (“EBT”). The EBT holds ADS’s to satisfy the exercise of options by employees under the Company’s share-based incentive schemes.
No funding was loaned to the EBT by the Company during the period to June 30, 2021 (June 30, 2020: nil). The EBT repaid £45,493 of the funding previously loaned by the Company during the period ended June 30, 2021.
The EBT did not purchase any ordinary shares during the period to June 30, 2021 (2020: 7 ordinary shares). 145,830 ordinary shares owned by the EBT were used to satisfy exercise of options by employees under the Company’s share-based incentive schemes during the period.
As at June 30, 2021 a cash balance of £17,866 was held by the EBT. As at December 31, 2020 a cash balance of £21,525 was held by the EBT.